Phone:	(212) 885-5239
Fax:	(917) 332-3817
Email:	twestle@blankrome.com

December 30, 2010

U.S. Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549
Attn: Filing Desk

Re:  Satuit Capital Management Trust

SEC File Nos. 333-45040/811-10103

Ladies and Gentlemen:

On behalf of Satuit Capital Management Trust (the “Trust”), attached herewith for filing pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”), please find Post-Effective Amendment No. 16 to the Trust’s Registration Statement on Form N-1A (“PEA No. 16”).

Questions concerning PEA No. 16 may be directed to Mr. Thomas R. Westle at (212) 885-5239 or Mary Stokes at (215) 569-5530.

Best regards,

/s/ Thomas R. Westle

Thomas R. Westle

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